Summary Prospectus May 1, 2010

Virtus Insight Government Money Market Fund

A: HIGXX	I: HGCXX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at http://www.virtus.com/individuals/forms/prospectuses.aspx?type=individual.

You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.

The fund’s prospectus and SAI, both dated May 1, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objective

The fund has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I
Management Fees		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%		None
Other Expenses:
Shareholder Servicing Fees	0.25%		0.05%
Remainder of Other Expenses	0.14%		0.14%
Total Other Expenses		0.39%		0.19%
Total Annual Fund Operating Expenses		0.59%		0.29%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$60	$189	$329	$738
Class I	Sold or Held	$30	$93	$163	$368

Investments, Risks and Performance

Principal Investment Strategies

With an emphasis on preservation of capital and liquidity, this fund seeks to generate high current income by investing in high-quality short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund normally invests at least 80% of its assets in government money market securities.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are those associated with:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

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Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

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U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter: Q4/2000: 1.61%	Worst Quarter: Q4/2009: 0.02%	Year-to-date (3/31/10): 0.00%

Average Annual Total Returns (for the periods ended 12/31/09)

	1 Year	5 Years	10 Years
Class I	0.30%	3.10%	2.96%
Class A	0.09%	2.81%	2.64%

As of December 31, 2009, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.03%. For current yield information, call 1-800-243-1574.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Peter J. Arts, Partner and Director, Short Duration Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since 2004.

>	Boyd R. Eager, Principal, is a manager of the fund. Mr. Eager has served as Portfolio Manager of the fund since 2004.

Purchase and Sale of Fund Shares

Purchase Minimums (Class A Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within one day. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the U.S. bond market is open for regular trading. Purchase and redemption procedure, including dividend eligibility, as well as NAV calculation policies, are described in greater detail in the fund’s statutory prospectus. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s statutory prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

c/o State Street Bank and Trust Company

P.O. Box 8301

Boston, MA 02266-8301

8425	5-10